Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 – SUBSEQUENT EVENTS

Securities purchase agreement

On July 5, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company will sell to the purchasers in a registered direct offering, an aggregate of 65,000,000 ordinary shares of the Company at a price of $1.00 per share, for aggregate gross proceeds to the Company of $65,000,000, before deducting offering expenses. The offering was closed in July 2024.

Securities capital increase

On September 16, 2024, the Company’s extraordinary general meeting approved the resolution that would result in the increase of the authorized share capital of the Company from (a) US$100,020,000 divided into (x) 100,000,000 shares designated as ordinary shares with a par value of US$1 per share and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 per share, to (b) US$1,000,020,000 divided into (x) 1,000,000,000 shares designated as ordinary shares with a  par value of US$1 per share and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 per share.

Reverse stock split

On September 16, 2024, the Company’s extraordinary general meeting approved the resolution of a one-for-ten share consolidation with the market effective on September 24, 2024, such that the par value of each ordinary share is increased from US$1 to US$10. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

In accordance with ASC 855-10, the Company evaluated all events and transactions that occurred after June 30, 2024 up through the date the Company issued these financial statements on October 29, 2024 and concluded that no other material subsequent events except for the disclosed above.